Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Jan. 24, 2018	Jan. 17, 2018	Mar. 21, 2018
Subsequent Event [Line Items]
Proceeds from loans			$ 432
Cash contributions			$ 55
Common Stock
Subsequent Event [Line Items]
Issuance of common stock (shares)	940,272
Investor | Issue of Warrants | Visionary Private Equity Group I, LP
Subsequent Event [Line Items]
Term of warrant		5 years
Exercise price of warrant (in dollars per share)		$ 1.52